Disclosures about the Fair Value of Financial Instruments and Concentrations of Credit Risk (Estimated Fair Values of Canon's Financial Instruments) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, including current installments	¥ (499,168)	¥ (612,538)
Estimate of Fair Value, Fair Value Disclosure
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, including current installments	¥ (499,126)	¥ (612,668)